Supplementary Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2020
Supplementary Financial Statement Information [Abstract]
Schedule of supplementary financial statement information
	Six months ended June 30,		Three months ended June 30,
	2020	2019	2020	2019
United states and Canada	$1,334	$1,080	$789	$553

Europe	98	120	$34	53

Total	$1,432	$1,200	$823	$606

	Six months ended June 30,		Three months ended June 30,
	2020	2019	2020	2019
Customer A	$849	$558	$500	$282

Customer B	$-	$355	$-	$187

Customer C	$469	$147	$273	$74